Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 79,683,676
Ending	92,298,890	₩ 79,683,676
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	731,735	793,950
Acquisition	138,473	78,241
Gain (Loss) on valuation of financial assets	5,292	(41,537)
Other comprehensive income(loss)	1,581	(44,469)
Disposal and others	(256,167)	(54,450)
Ending	₩ 620,914	₩ 731,735